Viking Mutual Funds


             Contents of Post-Effective Amendment No. 4 to the
                     Registration Statement on Form N-1A


This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part C     -     Other Information

Signature Page

Exhibits

     The sole purpose of this filing is to file as an exhibit the code of ethics, as required by Item 23(p) of Form N-1A. Parts A and B to this Registration Statement are hereby incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of the Registrant, filed with the Securities and Exchange Commission pursuant to Rule 485(a) on April 17, 2001, File No. 333-77993 EDGAR Accession No.0001082744-01-000008.


PART C

                              OTHER INFORMATION

Item 23.     Financial Statements and Exhibits
- - - ----------------------------------------------

(a)     Financial Statements: Audited financial statements for the Registrant.
                              None.

 (b)     Exhibits:
                  Exhibit
                  Number                         Description
                  -------                        -----------

                  (a)           (1)    Certificate of Trust.  Incorporated
                                       by reference to Pre-Effective Amendment
                                       No. 1 to Registrant's registration
                                       statement, filed May 7, 1999, EDGAR
                                       Accession No. 0001082744-99-000013.

                                (2) Trust Instrument of Viking Mutual Funds. Incorporated by reference to
                                       Pre-Effective Amendment No. 1 to
                                       Registrant's registration statement,
                                       filed May 7, 1999, EDGAR Accession No.
                                       0001082744-99-00013.

                                (3)    Schedule A - Current Series of Viking
                                       Mutual Funds.  Incorporated
                                       by reference to Post-Effective Amendment
                                       No. 3 to Registrant's registration
                                       statement, filed April 17, 2001 EDGAR
                                       Accession No. 0001082744-01-000008.

                  (b) By-laws of Viking Mutual Funds. Incorporated by reference to Pre-Effective Amendment No.1 to Registrant's registration statement, filed
                                May 7, 1999, EDGAR Accession No.
                                0001082744-99-00013.

                  (c) Declaration of Trust filed under (a) and By-laws filed under (b).

                  (d)           (1)     (i)    Investment Advisory and
                                               Administration Agreement Between
                                               Viking Mutual Funds and Viking
                                               Fund Management, LLC.
                                               Incorporated by reference to
                                               Registrant's registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.

                                        (ii)   Schedule A - Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Investment Advisory and
                                               Administration Agreement.
                                               Incorporated by reference to
                                               Post-Effective Amendment
                                               No. 3 to Registrant's
                                               Registration statement, filed
                                               April 17, 2001 EDGAR Accession
                                               No. 0001082744-01-000008.

                                (2)     (i)    Sub-Advisory Agreement Between
                                               Viking Fund Management, LLC and
                                               Fox Asset Management with
                                               respect to Viking equity funds.
                                               Incorporated by reference to
                                               Registrant's Registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.

                                        (ii)   Schedule A -  Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Sub-Advisory Agreement.
                                               Incorporated by reference to
                                               Post-Effective Amendment
                                               No. 3 to Registrant's
                                               Registration statement, filed
                                               April 17, 2001 EDGAR Accession
                                               No. 0001082744-01-000008.

                                (3)     (i)    Sub-Advisory Agreement Between
                                               Viking Fund Management, LLC and
                                               Fox Asset Management with
                                               respect to Viking municipal
                                               funds.  Incorporated by reference
                                               to Registrant's Registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.

                                        (ii)   Schedule A -  Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Sub-Advisory Agreement.
                                               Incorporated by reference to
                                               Registrant's Registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.


                  (e)           (1)     Distribution Agreement Between Viking
                                        Mutual Funds and Viking Fund
                                        Distributors, LLC.
                                        Incorporated by reference to
                                        Registrant's Registration
                                        Statement, filed August 3, 1999,
                                        EDGAR Accession
                                        No. 0001082744-99-000018.

                                (2)     Schedule A - Series of Viking Mutual
                                        Funds Currently Subject to the
                                        Distribution Agreement.
                                        Incorporated by reference to Post-
                                        Effective Amendment No. 3 to
                                        Registrant's registration statement,
                                        filed April 17, 2001 EDGAR Accession No.
                                        0001082744-01-000008.

                  (f)           Bonus, Profit Sharing or Pension Plans.  None.

                  (g)          (1)     Custodian Contract Between Viking Mutual
                                       Funds and First International Bank &
                                       Trust.  Incorporated by reference to
                                       Registrant's Registration Statement,
                                       filed August 3, 1999, EDGAR Accession
                                       No. 0001082744-99-000018.

                               (2)     Schedule of Compensation under the
                                       Custodian Contract. Incorporated by
                                       reference to Post-Effective Amendment No.
                                       3 to Registrant's registration statement, filed April 17, 2001 EDGAR Accession No. 0001082744-01-000008.

                  (h)          (1)     Transfer Agency and Service Agreement
                                       Between Viking Mutual Funds and Viking
                                       Fund Management, LLC.  Incorporated by
                                       reference to Registrant's Registration
                                       Statement, filed August 3, 1999, EDGAR
                                       Accession No. 0001082744-99-000018.
 .
                               (2)     Schedule of Compensation under the
                                       Transfer Agency and Service Agreement.
                                       Incorporated by reference to Post-
                                       Effective Amendment No. 3 to
                                       Registrant's registration statement,
                                       filed April 17, 2001 EDGAR Accession No.
                                       0001082744-01-000008.

                  (i)          Opinion and Consent of Kirkpatrick & Lockhart
                               LLP on Securities Matters with Respect to Viking Mutual Funds. Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's registration statement, filed April 17, 2001 EDGAR Accession No. 0001082744-01-000008.

                  (j)          Consent of Independent Auditors.  None.

                  (k)          Other Financial Statements.
                               None.

                  (l)          Initial Capital Agreements.  None.

                  (m) Plan Pursuant to Rule 12b-1. Incorporated by reference to Registrant's Registration Statement, filed August 3, 1999, EDGAR Accession No. 0001082744-99-000018.

                  (n)          Rule 18f-3.  None.

                  (o)          Reserved.

                  (p)          Code of Ethics.  Filed Herewith.

Item 24.     Persons Controlled by or under Common Control with Registrant
- ------------------------------------------------------------------------------

     No person is controlled by or under common control with the Registrant.


Item 25.     Indemnification
- --------------------------------

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.



Item 26.     Business and Other Connections of Adviser
- ------------------------------------------------------
     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Viking Fund Management, LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                            BUSINESS AND OTHER CONNECTIONS
- ----                            ------------------------------

Shannon D. Radke                Trustee, President and Treasurer, Viking Mutual
                                Funds; Governor and President, Viking Fund
                                Distributors, LLC; Chief Operations Officer,
                                ND Holdings, Inc. until 05/98,  1 North Main,
                                Minot, ND 58703;  Operations Manager, ND
                                Holdings, Inc. until 12/97, 1 North Main,
                                Minot, ND 58703.

Douglas P. Miller               Trustee, Vice President and Secretary, Viking
                                Mutual Funds; Governor, Secretary and
                                Treasured, Viking Fund Distributors, LLC;
                                Controller, ND Holdings, Inc. until 05/98,
                                1 North Main, Minot, ND 58703; Fund Accountant,
                                ND Holdings, Inc. until 05/98, 1 North Main,
                                Minot, ND 58703.

Bruce I. Christianson           Member, General Manager and Governor, South
                                Park Financial Group, LLC, 601-18th Ave. SE,
                                Suite 2, Minot, ND 58701-6732; Partner until
                                12/97 and Employee 01/98 to present, Magic City
                                Financial Group, Limited Partnership, 601-18th
                                Ave. SE, Suite 2, Minot, ND 58701-6732.

Robert J. Lamont                Officer, Director and Employee, Lamont &
                                Skowronek, a Professional Corporation, 116-1st
                                St. SW, Minot, ND 58701; Partner, Lawyer's
                                Realty, 116-1st. St. SW, Minot, ND 58701;
                                Director, Fisher Motors, Inc., 1111 20th Ave.
                                SW, Minot, ND 58701; Director, Glacial
                                Holdings, Inc., 2501 Bel Air Place, Minot, ND
                                58703; Director, Expressway Imports, Inc., 1025
                                East Burdick Expressway, Bismarck, ND 58504;
                                Director and  Past Chairman, Minot Area
                                Development Corporation, 1020 20th Ave. SW,
                                Minot, ND 58701.

John D. Stewart                 President and Owner, Fisher Motors, Inc., 1111
                                20th Ave. SW, Minot, ND 58701; President and
                                Owner, Glacial Holdings, Inc., 2501 Bel Air
                                Place, Minot, ND 58703; Director and Past
                                Chairman, Minot Area Development Corporation,
                                1020 20th Ave. SW, Minot, ND 58701; C.P.A.,
                                Partner, Brady, Martz & Associates, P.C. until
                                09/97, 24 Central Ave. West, Minot, ND 58701.

     The principal address of Viking Mutual Funds and Viking Fund Distributors, LLC is 1400 14th Avenue SW, Minot, North Dakota 58701

Item 27.  Principal Underwriters
- --------------------------------

     (a) Viking Fund Distributors, LLC, the principal underwriter distributing securities of the Registrant, does not serve as the principal underwriter or distributor for any other investment company.


     (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 1400 14th Avenue SW, Minot, North Dakota 58701, which is also the address of the Registrant's principal underwriter.


                       POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                   WITH UNDERWRITER              WITH REGISTRANT
- - - ----                   ---------------------         ---------------------

Shannon D. Radke        Governor, President          Trustee, President,
                                                     Treasurer

Douglas P. Miller       Governor, Secretary,         Trustee, Vice President
                        Treasurer,                   Secretary

     (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.


Item 28.     Location of Accounts and Records
- ---------------------------------------------

          All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of Viking Fund Management, LLC, 1400 14th Avenue SW, Minot, North Dakota 58701, and/or Fox Asset Management, 44 Sycamore Avenue, Little Silver, New Jersey, 07739-1220, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 1400 14th Avenue SW, Minot, North Dakota 58701.

Item 29.     Management Services
- --------------------------------

          Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.     Undertakings
- -------------------------

          None.




                                 SIGNATURES
                                 ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, VIKING MUTUAL FUNDS has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minot and State of North Dakota on the 28th day of April, 2000.

                             VIKING MUTUAL FUNDS


                         /s/Shannon D. Radke
                      By:----------------------------
                         Shannon D. Radke
                         President, Treasurer, Trustee

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                   Date
- - ---------                           -----                   ----

/s/Bruce C. Adams*                  Trustee                 April 26, 2001
- - ------------------------
Bruce C. Adams

/s/Shirley R. Martz*                Trustee                 April 26, 2001
- - ------------------------
Shirley R. Martz

/s/Mike Timm*                       Trustee                 April 26, 2001
- - ------------------------
Mike Timm

/s/Douglas P. Miller                Vice-President,         April 26, 2001
- - ------------------------            Secretary, Trustee
Douglas P. Miller

/s/Shannon D. Radke                 President,              April 26, 2001
- - -----------------------             Treasurer, Trustee
Shannon D. Radke

*Signed by power of attorney dated May 26, 1999.


VIKING MUTUAL FUNDS
P.O. Box 500
Minot, ND 58703







April 26, 2001



EDGAR FILING

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:     VIKING MUTUAL FUNDS
          --Viking Small-Cap Value Fund
          1933 Act File No. 333-77993
          1940 Act File No. 811-9277


Dear Sir or Madam:

     Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 4 to the registration statement on Form N-1A of Viking Mutual Funds ("Registrant"). This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

     The sole purpose of this filing is to include a required exhibit to the filing. This filing is not intended to affect the prospectus or statement of additional information of Viking Tax-Free Fund for Montana, Viking Tax-Free Fund for North Dakota, or Viking Large-Cap Value Fund, the previously registered series of the Registrant.

     Please contact the undersigned at 701-852-1264 or Fatima Sulaiman of Kirkpatrick & Lockhart LLP at (202) 778-9223 with any questions or comments you may have on this filing. Thank you for your attention.

                                   Sincerely,


                                   /s/Shannon D. Radke
                                   Shannon D. Radke
                                   President


Enclosures

VIKING MUTUAL FUNDS
P.O. Box 500
Minot, North Dakota 58702




April 26, 2001



EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Request for Acceleration
Viking Mutual Funds
Post-Effective Amendment Nos. 2, 3 and 4
            1933 Act File No. 333-77993
            1940 Act File No. 811-9277

Dear Sir or Madam:

     Pursuant to Rule 461 of Regulation C under the Securities Act of 1933, as amended ("1933 Act"), the undersigned hereby requests that effectiveness under the 1933 Act of Post-Effective Amendment Nos. 2, 3 and 4 to its registration statement on Form N-1A be accelerated to April 30, 2001. Post-Effective Amendment No. 2 was filed electronically with the Commission on
March 20, 2001.    Post-Effective Amendment No. 3 was filed electronically
with the Commission on April 17, 2001. Post-Effective Amendment No. 4 is filed herewith, pursuant to Rule 485(a) under the 1933 Act for the sole purpose of including a required exhibit. The undersigned is aware of its obligations under the 1933 Act.

Very truly yours,

VIKING MUTUAL FUNDS


     /s/Shannon D. Radke
By:  Shannon D. Radke

Title:  President





VIKING FUND DISTRIBUTORS, LLC
1400 14th Avenue SW
Minot, North Dakota 58701



April 26, 2001



EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Request for Acceleration
Viking Mutual Funds
Post-Effective Amendment Nos. 2, 3 and 4
            1933 Act File No. 333-77993
            1940 Act File No. 811-9277

Dear Sir or Madam:

     As principal underwriter for Viking Mutual Funds (the "Trust"), the undersigned hereby requests, pursuant to Rule 461 of Regulation C under the Securities Act of 1933, as amended ("1933 Act"), that effectiveness under the 1933 Act of Post-Effective Amendment Nos. 2, 3 and 4 to the Trust's registration statement on Form N-1A be accelerated to April 30, 2001. Post-Effective Amendment No. 2 was filed electronically with the Commission on March 20, 2001. Post-Effective Amendment No. 3 was filed electronically with the Commission on April 17, 2001. Post-Effective Amendment No. 4 is filed herewith, pursuant to Rule 485(a) under the 1933 Act for the sole purpose of including a required exhibit. The undersigned is aware of its obligations under the 1933 Act.


Very truly yours,

VIKING FUND DISTRIBUTORS, LLC



     /s/Shannon D. Radke
By:  Shannon D. Radke

Title:  President